Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

In accordance with ASC 855 “Subsequent Events,” Company management reviewed all material events through the date this report was issued, and the following subsequent events took place.

In the fourth quarter of 2022, the Company repaid approximately $34,000 of principal and interest of the Notes payable – Related party, bringing the balance at December 31, 2022 to $14,514. The Company is currently negotiating the settlement of the remaining balance.

On January 1, 2023, the Company amended the 2019 Note extending the maturity date to February 15, 2023, at which time the Company will make one payment of $60,700 plus an extension fee of $2,500, for a total of $63,200.

NOTE 19 – SUBSEQUENT EVENTS

In accordance with ASC 855 “Subsequent Events,” Company management reviewed all material events through the date this report was issued and the following subsequent events took place.

On February 18, 2022, the Company signed an outsourced manufacturing agreement with Bioana, S.A.P.I. DE C.V. The agreement is for three years, ending December 31, 2024 for a minimum order quantity of 10,000 NeuroCaps per annum. Unit cost for the NeuroCap is fixed for the first year ending December 31, 2022. The manufacturing agreement will renew annually unless terminated in writing by one of the parties.

The Company received $2,000,000 of new monies through our private placement offering for convertible debt in 2022. As part of the issuance of the 2022 Notes, all of the 2021 Notes and accrued interest, as well as an additional 10% discount, was converted into shares of common stock. The holders of the 2021 Notes, in connection with their original investment, will also be entitled to warrants based on 50% coverage of their original investment amount. These warrants will have a term of four years after issuance and an exercise price of $21.25 per share.

On March 31, 2022 the Company signed an allonge amending its December 31, 2019 convertible promissory note in the original principal amount of $275,000 (the “Note”). The allonge extended the maturity date to December 31, 2022 and amended the outstanding balance and payment schedule to provide for seven monthly payments of $10,000 plus interest at the rate of 14% per annum with a final payment of $50,000 plus interest due upon maturity. The Company repaid $60,000 during the year ended 2022. On January 1, 2023, the Company further amended the Note extending the maturity date to February 15, 2023, at which time the Company will make one payment of $60,700 plus an extension fee of $2,500, for a total of $63,200.

On April 20, 2022, the Grid Notes and accrued interest were converted into 3,380 shares of common stock.

On June 13, 2022, the Company consummated the first closing of a private placement offering whereby the Company entered into a Securities Purchase Agreement (SPA), dated as of June 13, 2022 with thirteen accredited investors, pursuant to which the investors purchased from the Company, for an aggregate purchase price of $5,110,000, (i) 10% Original Issue Discount Senior Secured Convertible Debentures (the “2022 Notes”), in the principal amount of $5,659,500 and (ii) 222,311 warrants to purchase shares of common stock of the Company at the same price as the debt conversion price. In addition, 23,713 warrants were issued to the book-runner of this offering (together with the 222,311 investor warrants – the “2022 warrants”). The 2022 Notes mature on June 13, 2023 and bear interest at an annual rate of 10%. Due the issuance costs and the derivatives associated with the 2022 Notes, the Company recorded a debt discount of 4,470,289, which will be amortized using the effective interest method over the life of the loan.

During year ended December 31, 2022, the Company repaid all of the December 28 Note outstanding principal and interest.

On May 26, 2022 the related party loans payment terms were further amended to payments of $53,000 with accrued interest on June 30, 2022 and September 1, 2022, and a payment of $49,000 plus accrued interest on November 1, 2022. During the year ended December 31, 2022, the Company repaid $140,000 of the outstanding principal.

On January 31, 2023 the Company filed an Amendment to the Certificate of Incorporation to effectuate a reverse split of the Company’s issued and outstanding common stock at an exchange ratio of 1-for -85. The reverse stock split was effective as of February 3, 2023. All share and per share data in the accompanying consolidated financial statements and footnotes has been retroactively restated to reflect the effects of the reverse stock split.